Related Party Disclosures	12 Months Ended
Dec. 31, 2019
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Related Party Disclosures
37. RELATED PARTY DISCLOSURES
a) Parent undertaking and controlling party
The Company’s immediate parent is Santander UK Group Holdings plc, a company incorporated in England and Wales. Its ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Santander UK Group Holdings plc and Banco Santander SA, respectively, copies of which may be obtained from Shareholder Relations, 2 Triton Square, Regent’s Place, London NW1 3AN.
b) Transactions with related parties
Transactions with related parties during the year and balances outstanding at the year-end:

	Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2019	2018	2017	2019	2018	2017	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(130)	(72)	(60)	266	217	321	1,560	2,491	(2,143)	(3,594)
Immediate parent	(7)	(3)	(3)	317	275	207	8	—	(10,012)	(10,392)
Fellow subsidiaries	(66)	(86)	(76)	173	178	491	204	57	(544)	(689)
Associates & joint ventures	(29)	(28)	(20)	0	—	—	2,194	1,986	(930)	(718)

	(232)	(189)	(159)	756	670	1,019	3,966	4,534	(13,629)	(15,393)

For more on this, see ‘Balances with other Banco Santander companies’ in the Risk review. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 28.
The above transactions were made in the ordinary course of business, except those carried out with Banco Santander SA and subsidiaries of the Company as part of our ring-fencing implementation in 2018, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.
In addition, in July 2018 we transferred £1.4bn of customer loans, £21.5bn of other assets and £20.7bn of liabilities from Santander UK to Banco Santander London Branch. Of these transfers, £19.7bn of assets and £18.8bn of liabilities related to derivatives business. These transfers reduced RWAs by £5.5bn and we paid an associated dividend of £668m.
 Furthermore in 2018, Santander UK plc sold 100% of the share capital of SFS plc to Santander UK Group Holdings plc, for a consideration of £337m, and the business of the Jersey and Isle of Man branches of Santander UK plc was subsequently acquired by SFS plc.